Equity Capital and Earnings Per Share - Summary of Basic and Diluted Earnings Per Common Share (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Basic earnings per common share	$ 3.55	$ 2.94
Diluted earnings per common share	$ 3.54	$ 2.93